Unaudited Quarterly Condensed Consolidated Financial Information	12 Months Ended
Dec. 31, 2014
Unaudited Quarterly Condensed Consolidated Financial Information [Abstract]
UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

17. UNAUDITED QUARTERLY CONDENSED CONSOLIDATED FINANCIAL INFORMATION

The unaudited quarterly financial statements for the year ended December 31, 2014 are presented below:

	March 31,	June 30,	September 30,	December 31,
(Dollars in thousands, except per share data)	2014	2014	2014	2014
Total revenues	$91,319	$109,514	$105,543	$120,288
Net income	$3,563	$21,674	$15,361	$15,479
Earnings per share — Basic	$0.07	$0.51	$0.37	$0.37
Earnings per share — Diluted	$0.07	$0.51	$0.37	$0.37

The unaudited quarterly financial statements for the year ended December 31, 2013 are presented below:

	March 31,	June 30,	September 30,	December 31,
(Dollars in thousands, except per share data)	2013	2013	2013	2013
Total revenues	$114,365	$90,538	$79,115	$85,469
Net income	$32,845	$5,915	$304	$13,412
Earnings per share — Basic	$1.15	$0.20	$0.00	$0.32
Earnings per share — Diluted	$1.15	$0.20	$0.00	$0.32